VIA EDGAR

August 1, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Old Mutual Funds II

1933 Act File No. 002-99810

1940 Act File No. 881-04391

CIK No. 0000775180

Rule 497(j) Certification/PEA 103

Ladies and Gentlemen:

On behalf of Old Mutual Funds II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Class Z and Institutional Class Prospectus, the Class A and Class C Prospectus and the Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 103 under the 1933 Act to the Registrant’s Registration Statement on Form N-1A effective on July 28, 2008 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Associate Counsel

OLD MUTUAL CAPITAL, INC.